SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 4)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Regulated services
Revenue from regulated tariff services as a percentage of consolidated revenue	5.20%	5.70%	6.50%
Mobile subscribers
Estimated average subscriber life
Estimated subscriber's life	12 years 6 months
Mobile subscribers | Minimum
Estimated average subscriber life
Estimated subscriber's life	1 month
Residential wireline voice phone subscribers
Estimated average subscriber life
Estimated subscriber's life	15 years
Residential subscribers of broadband internet service
Estimated average subscriber life
Estimated subscriber's life	1 year
Other fixed line subscribers
Estimated average subscriber life
Estimated subscriber's life	5 years
Other fixed line subscribers | Minimum
Estimated average subscriber life
Estimated subscriber's life	3 years